OTHER EXPENSES	9 Months Ended
Dec. 31, 2020
OTHER EXPENSES
OTHER EXPENSES

13. OTHER EXPENSES

(a)  Other operating expenses

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2020	2019
Amortization of intangible assets	$3,840	$4,953	$12,458	$19,414
Depreciation of property and equipment	1,506	2,246	5,840	7,749
Bad debt expense	3,358	19,996	26,960	66,853
Share-based compensation	1,535	1,683	5,657	10,469
	$10,239	$28,878	$50,915	$104,485

(b)  Employee expenses

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2020	2019
Wages, salaries and commissions	$33,459	$50,422	$112,474	$163,687
Benefits	3,790	5,317	11,026	16,556
	$37,249	$55,739	$123,500	$180,243

For the three months ended December 31, 2020, employee expenses of $11.8 million and $25.4 million are included in administrative expense and selling and marketing expenses, respectively, compared to an amount of $18.8 million and $36.9 million, respectively, in the three months ended December 31, 2019. For the nine months ended December 31, 2020, employee expenses of $46.4 million and $77.1 million are included in administrative expense and selling and marketing expenses, respectively compared to an amount of $57.9 million and $122.3 million, respectively, in the nine months ended December 31, 2019.